Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Small Company Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000318531
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2023
Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2023
Prospectus Date	rr_ProspectusDate	Nov. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Small Company Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCZX
PGIM Jennison Small Company Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCHX
PGIM Jennison Small Company Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCJX
PGIM Jennison Small Company Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJSQX